Goodwill And Intangible Assets (Amortization Expense In Future Periods) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
2018	$ 10,890
2019	10,341
2020	10,124
2021	9,622
2022	8,880
Thereafter	57,652
Future amortization expense total	$ 107,509